Subsequent Events - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions																							12 Months Ended
	Jan. 15, 2028	Sep. 18, 2027	Sep. 12, 2027	Jan. 15, 2027	Sep. 18, 2026	Sep. 16, 2026	Sep. 12, 2026	Apr. 23, 2026	Jan. 15, 2026	Dec. 08, 2025	Sep. 18, 2025	Sep. 16, 2025	Sep. 12, 2025	Apr. 23, 2025	Feb. 21, 2025	Dec. 08, 2024	Sep. 16, 2024	Apr. 23, 2024	Feb. 21, 2024	Dec. 08, 2023	May 24, 2023	Feb. 21, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Mar. 06, 2026
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																					449,000
Assets held for sale																							$ 10.9
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																					$ 3.11
Non Vested Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period											185,500		165,800				300,000	525,247				284,000	351,300	825,247	1,566,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value											$ 7.11		$ 7.3				$ 6.89	$ 6.01				$ 2.85	$ 7.2	$ 6.33	$ 4.83
Non Vested Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period																				833,000
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage										50.00%		50.00%		50.00%	50.00%	50.00%			50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																				$ 6.43
Subsequent Event [Member]
Subsequent Event [Line Items]
Disposal group, including discontinued operation, consideration																										$ 10.7
Subsequent Event [Member] | Non Vested Restricted Stock [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, equity instruments other than options, grants in period									331,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 7.89
Subsequent Event [Member] | Non Vested Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%	50.00%
Subsequent Event [Member] | Employee Stock Option [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, options, grants in period, gross									113,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value									$ 7.89
Subsequent Event [Member] | Employee Stock Option [Member] | Share-Based Payment Arrangement, Employee [Member]
Subsequent Event [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage	50.00%			50.00%